Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares at cost [Member]	AOCI Attributable to Parent [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 224		$ 432,214	$ (20,091)	$ (11,156)	$ (281,408)	$ 119,783
Balance (in shares) at Dec. 31, 2022	84,353,681
Exercise of options and vesting of RSUs		[1]	39	0	0	0	39
Exercise of options and vesting of RSUs (in shares)	559,738
Share-based compensation	$ 0		3,964	0	0	0	3,964
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd.		[1]	944	0	0	0	944
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd. (in shares)	504,902
Other comprehensive income (loss), net	$ 0		0	0	3,069	0	3,069
Net income (loss)	0		0	0	0	6,220	6,220
Balance at Dec. 31, 2023	$ 224		437,161	(20,091)	(8,087)	(275,188)	134,019
Balance (in shares) at Dec. 31, 2023	85,418,321
Exercise of options and vesting of RSUs	$ 8		5,910	0	0	0	5,918
Exercise of options and vesting of RSUs (in shares)	2,974,604
Share-based compensation	$ 0		4,298	0	0	0	4,298
Other comprehensive income (loss), net	0		0	0	(1,973)	0	(1,973)
Net income (loss)	0		0	0	0	24,063	24,063
Balance at Dec. 31, 2024	$ 232		447,369	(20,091)	(10,060)	(251,125)	$ 166,325
Balance (in shares) at Dec. 31, 2024	88,392,925						88,392,925
Exercise of options and vesting of RSUs		[1]	690	0	0	0	$ 690
Exercise of options and vesting of RSUs (in shares)	1,367,713
Share-based compensation	$ 0		4,091	0	0	0	4,091
Shares issued as consideration in connection with the acquisition of End 2 End Technologies	$ 1		989	0	0	0	990
Shares issued as consideration in connection with the acquisition of End 2 End Technologies, (in shares)	214,657
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd.	$ 1		1,501	0	0	0	1,502
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd. (in shares)	653,985
Other comprehensive income (loss), net	$ 0		0	0	1,244	0	1,244
Net income (loss)	0		0	0	0	(2,090)	(2,090)
Balance at Dec. 31, 2025	$ 234		$ 454,640	$ (20,091)	$ (8,816)	$ (253,215)	$ 172,752
Balance (in shares) at Dec. 31, 2025	90,629,280						90,629,280

[1]	Represent an amount lower than $1 thousand